Changes in Accounting Policies, Estimates and Disclosures (Details) $ in Millions	12 Months Ended
Dec. 31, 2020 CLP ($)
Disclosure of changes in accounting policies, accounting estimates and errors [text block] [Abstract]
Additional charge of income before tax	$ 154,518